SHAREHOLDERS' EQUITY - Restricted net assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
SHAREHOLDERS' EQUITY
Restricted net assets	$ 5,674,808	$ 3,823,552